Cover Page	Feb. 10, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 10, 2022
Entity Registrant Name	PEABODY ENERGY CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-16463
Entity Tax Identification Number	13-4004153
Entity Address, Address Line One	701 Market Street,
Entity Address, City or Town	St. Louis,
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63101-1826
City Area Code	(314)
Local Phone Number	342-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BTU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001064728
Amendment Flag	false